Label	Element	Value
Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Growth Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective immediately, the following changes are made to the Prospectus with respect to Calamos Growth Fund:

On page 57, under the heading “Principal Investment Strategies”, the following sentence is added to the end of the first paragraph:

The Fund may also invest in privately placed securities, including in third-party private funds (“Private Funds”) that themselves invest in equity securities of privately held companies subject to applicable limits under the 1940 Act.

Please retain this supplement for future reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated October 16, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.